UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Manager
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		April 6th, 2010
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	14
 FORM 13F Information Table Value Total:	$1,883,285


List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS 	CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM		38222105	143,456		16,158,011 SH N/A SOLE	16,158,011   0     0
BANK OF AMERICA CORP BAC	COM		60505104	155,322		13,199,303 SH N/A SOLE	13,199,303   0     0
CISCO SYSTEMS INC CSCO		COM		17275R102	173,739		10,124,650 SH N/A SOLE	10,124,650   0     0
CONOCOPHILLIPS COP		COM		20825C104	113,916		3,376,956  SH N/A SOLE	3,376,956    0     0
DR HORTON INC DHI		COM		23331A109	140,065		16,862,310 SH N/A SOLE	16,862,310   0     0
FRANKLIN RESOURCES INC BEN	COM		354613101	130,444		1,784,219  SH N/A SOLE	1,784,219    0     0
GENERAL DYNAMICS CORP GD	COM		369550108	130,828		2,570,630  SH N/A SOLE	2,570,630    0     0
GENERAL ELECTRIC CO GE		COM		369604103	140,299		11,693,347 SH N/A SOLE	11,693,347   0     0
INTEL CORP INTC			COM		458140100	127,730		8,692,385  SH N/A SOLE	8,692,385    0     0
PETROLEO BRASILEIRO		Sponsored ADR	71654V101	183,735		7,039,864  SH N/A SOLE	7,039,864    0     0
SK TELECOM CO LTD-ADR SKM	Sponsored ADR	78440P108	125,640		11,041,942 SH N/A SOLE	11,041,942   0     0
SYMANTEC CORP SYMC		COM		871503108	124,499		11,156,522 SH N/A SOLE	11,156,522   0     0
TIME WARNER CABLE TWC		COM		88732J207	192,194		5,468,742  SH N/A SOLE	5,468,742    0     0
VIRGIN MEDIA INC VMED		COM		92769L101	1,420		124,763	   SH N/A SOLE	124,763	0    0     0

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